Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consumable stores	R 3,420	R 3,317	R 2,066
PGM ore and mill inventory	134	276	535
Other	61	119	74
Inventories	25,549	26,363	26,384
Raw materials and consumables used	24,685	25,778	21,929
Inventory write-down	4,784	1,694	111
Marikana
Disclosure of disaggregation of revenue from contracts with customers [line items]
Inventory write-down	61
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	14,241	13,292	13,673
Finished goods	6,160	6,948	7,856
PGMs | Marikana
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	5,724	6,771	5,882
Pgm Mining Activities, Work In Process
Disclosure of disaggregation of revenue from contracts with customers [line items]
Inventory write-down	3,843	1,179
Pgm Mining Activities, Finished Goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Inventory write-down	844	423
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	371	320	233
Finished goods	665	959	1,096
Sandouville metals sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	244	327	357
Finished goods	94	292	187
Sandouville raw materials	140	168	307
Zinc concentrate inventory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	R 19	R 345	R 0